Subsequent Events (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 31, 2015 Subsequent Event [Member] Shanghai Commercial & Savings Bank [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Shanghai Commercial & Savings Bank [Member] CNY	Mar. 31, 2015 Subsequent Event [Member] Shanghai Commercial & Savings Bank [Member] Minimum [Member]	Mar. 31, 2015 Subsequent Event [Member] Shanghai Commercial & Savings Bank [Member] Maximum [Member]	Apr. 03, 2015 Subsequent Event [Member] ADS [Member] USD ($)	Apr. 03, 2015 Subsequent Event [Member] Ordinary Shares [Member] USD ($)
Subsequent Event [Line Items]
Share price									$ 7.10	$ 3.55
Outstanding long-term borrowings	$ 95,662,000	593,543,000	335,330,000	0	$ 97,000,000	593,500,000
Interest rate					2.75%	2.75%
Bank borrowings, pledged by time deposit and short-term investments		593,500,000				648,900,000
Bank borrowing, carried interest rate							0.35%	4.95%